Troubled Debt Restructures - Loans Modified as Troubled Debt Restructurings Within Previous Twelve Months for Which There Was Payment Default (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loans	Dec. 31, 2012 Loans
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		6
Recorded Investment		$ 365
Extend Payment Terms [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		4
Recorded Investment		110
Extend Payment Terms [Member] | Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		1
Recorded Investment		31
Extend Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Extend Payment Terms [Member] | Other Real Estate Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		1
Recorded Investment		49
Extend Payment Terms [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Extend Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Extend Payment Terms [Member] | Home Equity [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		2
Recorded Investment		30
Extend Payment Terms [Member] | Consumer Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Extend Payment Terms [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Other [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		2
Recorded Investment		255
Other [Member] | Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Other [Member] | Real Estate - Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Other [Member] | Other Real Estate Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Other [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Other [Member] | Real Estate - Residential [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		1
Recorded Investment		238
Other [Member] | Home Equity [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment
Other [Member] | Consumer Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		1
Recorded Investment		17
Other [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investment